Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INCOME, NET [Abstract]
Schedule of Other Income, Net
	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Government subsidies	1,265,182	1,514,570	1,484,789
Gain on derecognition of long-aged operating liabilities	—	—	2,938,250
Reimbursement from depository bank related to ADR program	—	—	240,470
Provision for Seed Music receivable (related party)	—	—	(980,000)
Others - net	28,953	213,968	417,530
Total	1,294,135	1,728,538	4,101,039